Borrowings and Debt Securities - Long-term Borrowings (Details) € in Thousands, ¥ in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JOD (JD)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JOD (JD)	Dec. 31, 2020 JPY (¥)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 3,742,184	₩ 3,696,880
Less : Discount on long-term borrowings	(14,905)	(16,622)
Less : Current portion of long-term borrowings	(1,463,703)	(677,982)
Add : Current portion of discount on long-term borrowings	2,048	1,723
Long-term borrowings	2,265,624	3,003,999
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 2,720,355	₩ 2,485,062
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	0.50	0.50
Borrowings, maturity	2023~2044	2021~2044
Borrowings	₩ 2,509	₩ 2,946
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	2.50~4.60	2.50~4.60
Borrowings, maturity	2022~2028	2021~2028
Borrowings	₩ 39,430	₩ 50,293
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	2.33	2.33
Borrowings, maturity	2022	2022
Borrowings	₩ 20,000	₩ 20,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	1yr KoFC bond rate +0.81~0.95	1yr KoFC bond rate +0.81~0.95
Borrowings, maturity	2022~2023	2022~2023
Borrowings	₩ 64,300	₩ 24,300
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings interest rate	3M CD+0.13~0.43	3M CD+0.13~0.32
Borrowings, maturity	2022~2025	2021~2024
Borrowings	₩ 1,050,000	₩ 1,150,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	4.60	4.60
Borrowings, maturity	2028	2028
Borrowings	₩ 9,647	₩ 11,088
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank	Hana Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-1.25	3yr KTB rate-1.25 Standard overdraft rate+1.50~2.45
Borrowings, maturity	2022~2028	2021~2035
Borrowings	₩ 4,485	₩ 43,419
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	IBK
Purpose of borrowings	PF Refinancing	PF Refinancing
Borrowings interest rate	CD+1.25	CD+1.25
Borrowings, maturity	2030	2030
Borrowings	₩ 8,589	₩ 9,543
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	1.50	1.50
Borrowings, maturity	2026	2026
Borrowings	₩ 13,258	₩ 16,204
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Facility
Borrowings interest rate	1.32	1.32
Borrowings, maturity	2028	2028
Borrowings	₩ 32,000	₩ 32,000
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Operating funds
Borrowings interest rate	1.78	1.78
Borrowings, maturity	2023	2023
Borrowings	₩ 15,700	₩ 15,700
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resources	Development of power resources
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2023~2025	2023~2025
Borrowings	₩ 8,971	₩ 2,509
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Facility	Facility
Borrowings interest rate	3yr KTB rate-2.25	3yr KTB rate-2.25
Borrowings, maturity	2022~2024	2021~2024
Borrowings	₩ 995	₩ 1,527
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	—	—
Borrowings, maturity	2023	2023
Borrowings	₩ 1,197	₩ 1,197
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Others	Others
Borrowings interest rate	1.75	KTB rate-2.25
Borrowings, maturity	2028	2024~2028
Borrowings	₩ 4,893	₩ 14,045
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank
Purpose of borrowings	Facility	Facility
Borrowings interest rate	CB rate+1.10	CB rate+1.10
Borrowings, maturity	2028	2028
Borrowings	₩ 14,470	₩ 16,632
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank
Purpose of borrowings	Commercial paper	Others
Borrowings interest rate	3M CD+0.38	3.95
Borrowings, maturity	2025	2034
Borrowings	₩ 150,000	₩ 89,257
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank
Purpose of borrowings	Others	Others
Borrowings interest rate	3.95	Standard overdraft rate+1.00
Borrowings, maturity	2034	2034
Borrowings	₩ 84,179	₩ 89,257
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Kookmin Bank
Purpose of borrowings	Others	Facility
Borrowings interest rate	Standard overdraft rate+1.00	MOR+0.79 3M CD+1.79
Borrowings, maturity	2034	2021~2031
Borrowings	₩ 84,179	₩ 46,512
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Others
Purpose of borrowings	Facility	Facility
Borrowings interest rate	MOR+0.79 3M CD+1.79	1.75~6.80
Borrowings, maturity	2022~2031	2026~2037
Borrowings	₩ 59,333	₩ 510,262
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	Facility
Borrowings interest rate	2.80~6.80	CB rate+1.10~1.20 3M CD+1.60 Standard overdraft rate+1.50~2.45
Borrowings, maturity	2024~2039	2023~2037
Borrowings	₩ 620,185	₩ 89,506
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Facility	PF Refinancing
Borrowings interest rate	CB rate+0.90~1.10 3M CD+1.60 3.37	4.10
Borrowings, maturity	2028~2037	2030
Borrowings	₩ 171,733	₩ 26,509
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	PF Refinancing	Others
Borrowings interest rate	3.80~5.00	3.90~7.90
Borrowings, maturity	2030~2034	2023~2039
Borrowings	₩ 71,742	₩ 222,356
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	PF Refinancing
Borrowings interest rate	1.75
Borrowings, maturity	2029
Borrowings	₩ 22,265
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings interest rate	4.40~7.90
Borrowings, maturity	2022~2038
Borrowings	₩ 116,367
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others
Purpose of borrowings	Others
Borrowings interest rate	1.80~4.50
Borrowings, maturity	2031~2034
Borrowings	₩ 49,928
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 1,021,829	₩ 1,211,818
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings interest rate	—	—
Borrowings, maturity	2026	2021~2023
Borrowings	₩ 10,366	₩ 9,513	$ 8,744				$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	1M Libor+1.80~3.20	1M Libor+1.80~3.20
Borrowings, maturity	2036	2036
Borrowings	₩ 106,485	₩ 104,463	89,823				96,014
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct loan and others	Direct loan and others
Borrowings interest rate	3M Libor+2.75~3.70	3M LIBOR+2.75~3.70
Borrowings, maturity	2027	2027
Borrowings	₩ 180,363	₩ 202,912		JD 107,868				JD 132,228
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	PF Loan	PF Loan
Borrowings interest rate	6M Libor+1.70~2.50	6M LIBOR+1.70~2.50
Borrowings, maturity	2032	2032
Borrowings	₩ 122,509	₩ 121,013	103,340				111,225
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	Export-Import Bank of Korea and others
Purpose of borrowings	Shareholder’s loan	Others
Borrowings interest rate	8.00	3.88
Borrowings, maturity	2025	2021
Borrowings	₩ 14,171	₩ 314,986	11,953				289,509
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO and others	POSCO and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings interest rate	8.00	8.00
Borrowings, maturity	2031	2023
Borrowings	₩ 8,114	₩ 15,298		JD 4,853			14,061
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Samsung Life Insurance and other	POSCO and others
Purpose of borrowings	Syndicated Loans	Shareholder’s loan
Borrowings interest rate	3.10~8.00	8.00
Borrowings, maturity	2032	2031
Borrowings	₩ 53,000	₩ 7,447			¥ 5,144,387			JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Samsung Life Insurance and others
Purpose of borrowings	Syndicated Loans	Syndicated Loans
Borrowings interest rate	JPY 6M Libor+2.00	3.10
Borrowings, maturity	2032	2032
Borrowings	₩ 29,060	₩ 49,369			¥ 2,820,708				¥ 4,682,816
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	KiwoomSolar Power Professional Investor Private Placement Investment Trust V	Woori Bank and others
Purpose of borrowings	Senior borrowing	Syndicated Loans
Borrowings interest rate	3.90	JPY 6M Libor+2.00
Borrowings, maturity	2029	2032
Borrowings	₩ 48,741	₩ 31,847				€ 36,311			¥ 3,020,746
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IFC and others	IFC and others
Purpose of borrowings	Others	Others
Borrowings interest rate	6M Libor+5.00	6M Libor+5.00
Borrowings, maturity	2031	2031
Borrowings	₩ 272,686	₩ 243,837	230,018				224,115
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Federal Financing Bank and others	Federal Financing Bank and others
Purpose of borrowings	PF Loans	PF Loans
Borrowings interest rate	2.39~6.00	2.39~6.00
Borrowings, maturity	2031~2038	2031~2038
Borrowings	₩ 111,597	₩ 105,913	94,135				97,347
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Others
Borrowings interest rate	—	—
Borrowings, maturity	—	—
Borrowings	₩ 64,737	₩ 5,220	$ 54,607				$ 4,798